Common Stock (Tables)	12 Months Ended
Dec. 31, 2022
11. Common Stock
Common Stock
Authorized
:

Unlimited number of non-par value common shares.
2022 2021
Issued and outstanding:
millions
of shares

millions of
dollars
millions of
shares

millions of
dollars
Balance, December 31, 2021

261.07 $

7,242

251.43 $

6,705
Issuance of common stock under ATM program
(1)(2)

4.07

248

4.99

284
Issued under the DRIP,

net of discounts

4.21

238

3.90

215
Senior management stock options exercised and Employee Share
Purchase Plan

0.60

34

0.75

38
Balance, December 31, 2022

269.95 $

7,762

261.07 $

7,242
(1) As at December 31, 2021, a total of 4,987,123

common shares were issued under Emera's ATM

program at an average price of
$ 57.63

per share for gross proceeds of $
287

million ($
284

million net of after-tax issuance costs).
(2) For the year ended December 31, 2022, 4,072,469

common shares were issued under Emera's ATM

program at an average price
of $ 61.31

per share for gross proceeds of $
250

million ($
248

million net of after-tax issuance costs).